Share-Based Payments - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Share-based compensation expenses	$ 942	$ 1,379	$ 3,408
Warrants
Share-Based Compensation
Share-based compensation expenses	1,000	1,400	3,400
Compensation for arranging investors to subscribe for shares			100
Research and development expenses
Share-Based Compensation
Share-based compensation expenses	760	1,051	1,496
General and administrative expense
Share-Based Compensation
Share-based compensation expenses	$ 182	$ 328	$ 1,912